Advisors Series Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 23, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:         Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Semper Short Duration Fund (S000044807)
Semper MBS Total Return Fund (S000041568)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Semper MBS Total Return Fund and Semper Short Duration Fund (the “Funds”), is Post-Effective Amendment No. 866 under the 1933 Act and Amendment No. 868 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of adding specific disclosure related to variations in Fund sales charge waivers by a financial intermediary.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing shall become effective on or about March 30, 2019.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectuses under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6872.

Very truly yours,

/s/ Emily R. Enslow
Emily R. Enslow, Esq.
Secretary
Advisors Series Trust

Enclosures